Commitments and Contingencies (Tables) - Tuhura Biosciences Inc. and Subsidiary [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Schedule of future minimum lease payments for operating leases
Future minimum lease payments under these leases are as follows:

Year ending December 31, 2025 (6 months)	$86,823
Year ending December 31, 2026	43,411
Interest portion of right of use liability	(5,265)

Operating lease liabilities	$124,969

Future minimum lease payments under these leases are as follows:

Year ending December 31, 2025	$172,931
Year ending December 31, 2026	43,411
Interest portion of right of use liability	(13,800)

Operating lease liabilities	$202,542

Schedule of future minimum lease payments for operating leases under agreements	Future minimum payments under these employment agreements are as follows:

Year ending December 31, 2025 (6 months)	$437,000
Year ending December 31, 2026	874,000

$1,311,000

Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2025	$949,000
Year ending December 31, 2026	874,000

$1,823,000